CHANGES IN MATERIAL ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2023
CHANGES IN MATERIAL ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS
CHANGES IN MATERIAL ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS
4.	CHANGES IN MATERIAL ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

i.Changes in Material Accounting Policies

On January 1, 2023, the Company adopted amendments to IAS 1 that requires companies to disclose material accounting policies instead of significant accounting policies. The adoption of these amendments resulted in certain changes to the Company’s accounting policy disclosures. The Company’s material accounting policies are disclosed in Note 3 – Summary of Material Accounting Policies herein.

On January 1, 2023, the Company adopted amendments to IAS 8 which provide greater clarity in the definition of accounting estimates to distinguish changes in accounting estimates from changes in accounting policies. The Company is now applying this definition of accounting estimates when assessing such changes. As a result, the adoption of the amendments did not have an immediate impact on the Company’s financial statements.

On January 1, 2023, the Company adopted amendments to IAS 12 to specify how companies should account for deferred tax on transactions such as leases and decommissioning obligations. The amendments require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments did not have a significant impact on the Company’s financial statements.

On May 23, 2023, the IASB issued amendments to IAS 12 which introduce a temporary exception from accounting for deferred taxes arising from the implementation of the Organization for Economic Co-operation and Development (“OECD”) Pillar Two model rules. The amendments provide relief from recognizing deferred taxes related to the OECD Pillar two income taxes. The Company has applied the exception immediately upon issuance of the amendment and retrospectively in accordance with IAS 8 for the 2023 fiscal year.

ii.Recent Accounting Pronouncements

On January 23, 2020 and October 31, 2022, the IASB issued amendments to IAS 1 to clarify that the classification of liabilities as current or non-current should be based on rights that exist at the end of the reporting period and that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. For liabilities with covenants, the amendments clarify that only covenants with which an entity is required to comply on or before the reporting date affect the classification as current or non-current. The Company will adopt the amendments to IAS 1 effective January 1, 2024. These amendments are not expected to have a significant impact on the Company’s statement of financial position on the date of adoption.

On September 22, 2022, the IASB issued amendments to IFRS 16 to add subsequent measurement requirements for sale and leaseback transactions, particularly those with variable lease payments. The amendments require the seller-lessee to subsequently measure lease liabilities in a way such that it does not recognize any gain or loss relating to the right of use it retains. The amendments are effective on January 1, 2024 and are not expected to have a significant impact on the Company’s financial statements.

On May 25, 2023, the IASB issued amendments to IAS 7 requiring entities to provide qualitative and quantitative information about their supplier finance arrangements. In connection with the amendments to IAS 7, the IASB also issued amendments to IFRS 7 requiring entities to disclose whether they have accessed, or have access to, supplier finance arrangements that would provide the entity with extended payment terms or the suppliers with early payment terms. These amendments are effective on January 1, 2024, and are not expected to have a significant impact on the Company’s financial statements.

On August 15, 2023, the IASB issued amendments to IAS 21 to specify how to assess whether a currency is exchangeable and how to determine the exchange rate when it is not exchangeable. The amendments specify that a currency is exchangeable when it can be exchanged through market or exchange mechanisms that create enforceable rights and obligations without undue delay at the measurement date and the specified purpose. For non-exchangeable currencies, an entity is required to estimate the spot exchange rate as the rate that would have applied to an orderly exchange transaction between market participants at the measurement date under prevailing economic conditions. The amendments are effective on January 1, 2025 and are not expected to have a significant impact on the Company’s financial statements.